Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The following is a summary of our equity grant practices and the role of the committee in approving awards:
•Our annual equity awards are granted on September 15th, or in the event the 15th is not a business day, the closest business day thereto. We do not time the grant of equity compensation in relation to the disclosure of material nonpublic information.
•At a meeting prior to the annual grant date, the committee approves the awards for the senior management group based upon the target equity opportunities and recommendations from the Chairman and Chief Executive Officer (for executives other than himself) using a pre-set calculation of a percentage of base salary to determine the award value. Actual awards are granted based on the previously approved award value and the closing price on the actual grant date. The committee receives a report of the actual awards at a subsequent meeting.
•The committee has delegated authority to the individual in the role of Chief Executive Officer to approve annual, sign-on, retention and initiative-based equity awards to employees below our senior management group other than our chief accounting officer, within parameters set by the committee. The committee is provided with an annual report on awards granted under such delegated authority.
•Our Omnibus Stock Plan and our Director Stock Plan prohibit the granting of options or stock appreciation rights below the market value on the date of grant, the repricing of existing awards, and payment of dividends on performance-based shares prior to the achievement of performance goals. Dividends relating to outstanding shares of unvested time-based restricted stock are accrued and paid out at vesting.
The equity targets for our named executive officers were established based upon a review of the nature of the responsibility of the position of the executive within CME Group, the competitive market data derived through our benchmarking practices and the ability of the employee to impact the overall growth and performance of CME Group based upon his or her role within the company. As discussed in more detail on page 73, we generally target total compensation in the 50th percentile of our peer group. Through competitive compensation analysis, we compare equity compensation on a standalone basis as well as part of an executive's overall total compensation.
The committee has the discretion to adjust the annual equity awards to distinguish for individual performance. The annual equity awards for the named executive officers were made at the target levels for 2025 and were comprised of 50% performance shares and 50% time-vested restricted stock. The performance shares, if earned, vest in full following the three-year performance period and the restricted shares vest ratably over a four-year period unless otherwise provided.
Award Timing Method	At a meeting prior to the annual grant date, the committee approves the awards for the senior management group based upon the target equity opportunities and recommendations from the Chairman and Chief Executive Officer (for executives other than himself) using a pre-set calculation of a percentage of base salary to determine the award value. Actual awards are granted based on the previously approved award value and the closing price on the actual grant date. The committee receives a report of the actual awards at a subsequent meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our annual equity awards are granted on September 15th, or in the event the 15th is not a business day, the closest business day thereto. We do not time the grant of equity compensation in relation to the disclosure of material nonpublic information. •At a meeting prior to the annual grant date, the committee approves the awards for the senior management group based upon the target equity opportunities and recommendations from the Chairman and Chief Executive Officer (for executives other than himself) using a pre-set calculation of a percentage of base salary to determine the award value. Actual awards are granted based on the previously approved award value and the closing price on the actual grant date. The committee receives a report of the actual awards at a subsequent meeting
MNPI Disclosure Timed for Compensation Value	false